UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	09/30

Date of reporting period:	03/31/06

P:\Edgar Filings\Pending\853 previously 000\NCSRS-853-5-2006\formncsrsemi853.DOC

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Strategic Municipals, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.
  Information about your transactions with us, such as the purchase or sale of Fund shares.
  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC

PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
28	Financial Highlights
30	Notes to Financial Statements
36	Information About the Review and Approval
of the Fund’s Investment Advisory Agreement
41	Officers and Directors
FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Municipals, Inc.

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipals, Inc., covering the six-month period from October 1, 2005, through March 31, 2006.

Although short-term interest rates continued to rise steadily over the past six months, municipal bonds prices declined only slightly, primarily due to robust investor demand for a more limited supply of newly issued securities. However, longer-maturity bonds generally held more of their value than short- and intermediate-term securities.As a result, yield differences between two-year and 30-year high-grade municipal bonds narrowed to slightly more than half a percentage point as of the end of the reporting period, which was steeper than the U.S.Treasury yield curve but still considerably narrower than historical norms.

Recent economic data have been mixed and inflation appeared to remain contained at the end of the first quarter, conditions that could continue to support longer-term bond prices. In addition, our chief economist, Richard Hoey, currently expects continued economic growth, with any slack in consumer spending likely to be taken up by corporate capital investment, exports and non-residential construction. However, if yield differences among tax-exempt bonds widen and move closer to historical averages, shorter maturities may begin to fare better than longer maturities.As always, we encourage you to talk with your financial advisor to discuss investment options and portfolio allocations that may be suitable for you in this environment.

For more information about how the fund performed, as well as information on market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation April 17, 2006
2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Strategic Municipals, Inc. perform relative to its benchmark?

For the six-month period ended March 31, 2006, the fund achieved a total return of 2.11% .1 During the same period, the fund provided income dividends of $0.27 per share, which is equal to a distribution rate of 6.03% .2

Despite rising interest rates throughout the reporting period, longer-term municipal bond prices continued to hold up relatively well due to persistently low inflation and robust investor demand.Although the fund benefited from strong income from its seasoned, core holdings, the fund reduced its dividend effective February 2006 due to lower levels of investment income from newly purchased securities and higher borrowing costs associated with rising short-term interest rates on the fund’s auction preferred stock.

What is the fund’s investment approach?

The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in municipal obligations. Generally, the fund invests at least 50% of its net assets in municipal bonds considered investment-grade or the unrated equivalent as determined by Dreyfus in the case of bonds, and in the two highest-rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having or deemed to have maturities of less than one year.

To this end, we have constructed the portfolio by seeking income opportunities through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity and early redemption features.

Over time, many of the fund’s relatively higher yielding bonds mature or are redeemed by their issuers, and we generally attempt to replace

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

those bonds, as opportunities arise, with investments consistent with the fund’s investment policies.When we believe an opportunity exists, we also may seek to upgrade the portfolio’s investments with newly issued bonds that, in our opinion, have better structural or income characteristics than existing holdings.

What other factors influenced the fund’s performance?

Short-term interest rates continued to rise while long-term municipal bond yields remained surprisingly stable during the reporting period. The Federal Reserve Board (the “Fed”) implemented four more increases in the overnight federal funds rate, driving it to 4.75% by the reporting period’s end. Short-term municipal bond yields rose along with the Fed’s interest-rate target. In contrast, longer-term bond yields declined modestly compared to six months ago, contributing to a further narrowing of yield differences between the short and long ends of the market’s maturity range.

In addition, the fund’s results were influenced by supply-and-demand factors within the municipal bond market.The steadily growing U.S. economy benefited the fiscal conditions of most states and municipalities, helping to reduce unemployment and boost corporate and personal incomes. Consequently, many states enjoyed higher tax revenues, reducing their borrowing needs. However, investor demand generally remained robust, putting downward pressure on bond yields and supporting their prices.

In this environment, the fund continued to receive strong income contributions from its core holdings of seasoned bonds, which were purchased with significantly higher yields than are available today. Some of those holdings were redeemed early by their issuers during the reporting period. Because we were unable to find securities with comparable yields and prices in today’s marketplace, the fund generated incrementally less income, contributing to an adjustment in the fund’s dividend distribution rate.

The fund also received strong income contributions from its corporate-backed holdings, including bonds issued on behalf of airlines as well as

4

securities backed by the states’ settlement of litigation with U.S. tobacco companies. On the other hand, some of the fund’s income-oriented holdings lost value when their issuers’ credit ratings were downgraded by the independent credit rating agencies. In addition, due to rising interest rates, the fund’s returns were held back somewhat by higher costs for the auction-rate preferred notes that fund its leveraging strategy.

When making new purchases, we generally focused on income-oriented bonds with potential for pre-refunding by their issuers, a process in which new debt is issued at lower rates and part of the proceeds is set aside to redeem existing, higher yielding bonds. When bonds are pre-refunded, their prices generally rise.

What is the fund’s current strategy?

In our view, the Fed’s credit tightening campaign is likely to end after a limited number of additional rate-hikes. It appears to us that a softening housing market and higher mortgage rates may put pressure on consumer spending, which has been one of the pillars supporting the economic expansion over the past several years. However, we currently see no evidence that the Fed is about to reverse course and begin cutting short-term rates anytime soon. Therefore, we have begun to position the fund for the end of the tightening cycle, which may cause yield differences between shorter- and longer-term municipal bonds to widen from today’s narrow levels.

April 17, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period.

The Fund 5

STATEMENT OF INVESTMENTS March 31, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—148.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—5.3%
Houston County Health Care
Authority (Insured; AMBAC)	6.25	10/1/30	8,000,000	8,691,760
Jefferson County,
Limited Obligation School
Warrant	5.25	1/1/18	16,000,000	16,926,880
Jefferson County,
Limited Obligation School
Warrant	5.50	1/1/22	4,000,000	4,299,600
Alaska—.7%
Alaska Housing Finance Corp.
(Insured; MBIA)	6.00	6/1/49	4,000,000	4,147,560
Arizona—3.8%
Coconino County Pollution Control
Corp., PCR (Nevada Power Co.
Project)	6.38	10/1/36	3,500,000	3,569,160
Maricopa Pollution Control Corp.,
PCR (Public Service Co.)	5.75	11/1/22	6,000,000	6,067,200
Navajo County Industrial
Development Authority, IDR
(Stone Container Corp. Project)	7.40	4/1/26	1,585,000	1,632,708
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.80	12/1/31	6,000,000	6,391,920
Tuscon,
Water System Revenue (Insured;
FGIC)	5.00	7/1/21	3,500,000	3,647,980
Arkansas—1.6%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.45	7/1/31	25,000	26,085
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized; GNMA)	6.25	1/1/32	2,775,000	2,786,766
Little Rock School District
(Insured; FSA)	5.25	2/1/30	6,000,000	6,263,340

6

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California—10.5%
California,
GO	5.50	4/1/28	4,000,000	4,372,960
California,
GO	5.00	2/1/33	5,000,000	5,121,750
California,
GO	5.25	4/1/34	5,000,000	5,261,600
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit (First Lien)
(Insured; FSA)	5.25	7/1/17	12,360,000	13,351,519
California Pollution Control
Financing Authority, SWDR
(Keller Canyon Landfill Co.
Project)	6.88	11/1/27	2,000,000	2,017,820
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	2,000,000	2,176,120
Golden State Tobacco
Securitization Corp.,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/21	1,945,000	1,957,098
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.80	6/1/42	8,100,000	9,674,721
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.90	6/1/42	2,000,000	2,400,900
Los Angeles Unified School
District (Insured; FSA)	5.25	7/1/20	7,200,000	7,751,232
State Public Works Board of
California, LR Department of
General Services (Butterfield
State Office Complex)	5.25	6/1/30	5,000,000	5,253,900
Colorado—5.2%
Beacon Point Metropolitan District	6.25	12/1/35	2,000,000	2,090,520

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Colorado (continued)
Colorado Housing Finance Authority
(Single Family Program Senior
and Subordinate)
(Collateralized; FHA)	6.60	8/1/32	2,290,000	2,367,310
Denver City and County,
Special Facilities Airport
Revenue (United Airlines
Project)	6.88	10/1/32	7,135,000 [a]	7,268,781
Northwest Parkway Public Highway
Authority, Revenue (First Tier
Subordinate)	7.13	6/15/41	10,750,000	10,171,328
Silver Dollar Metropolitan
District	7.05	12/1/06	4,870,000 [b]	4,976,945
Southlands Metropolitan District
Number 1	7.13	12/1/34	2,000,000	2,210,580
Florida—2.5%
Deltona,
Utilities System Revenue
(Insured; MBIA)	5.13	10/1/27	6,000,000	6,289,020
Florida Housing Finance Corp.,
Housing Revenue (Nelson Park
Apartments) (Insured; FSA)	6.40	3/1/40	5,000	5,251
Florida Housing Finance Corp.,
Housing Revenue (Nelson Park
Apartments) (Insured; FSA)	12.14	3/1/40	4,125,000 [c,d]	4,744,987
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	2,000,000	2,112,940
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	1,000,000	1,000,480
Georgia—2.2%
Augusta,
Water and Sewer Revenue
(Insured; FSA)	5.25	10/1/39	3,000,000	3,182,490
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,843,405

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Georgia (continued)
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/13	2,090,000	2,271,328
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/33	2,000,000	2,167,060
Hawaii—.5%
Hawaii Department of
Transportation, Special
Facilities Revenue (Caterair
International Corp. Project)	10.13	12/1/10	2,800,000	2,801,596
Idaho—.9%
Madison County,
HR, COP	5.25	9/1/37	1,650,000 [e]	1,671,731
Power County Industrial
Development Corp., SWDR (FMC
Corp. Project)	6.45	8/1/32	3,250,000	3,444,805
Illinois—14.0%
Chicago
(Insured; FGIC)	6.13	7/1/10	14,565,000 [b]	16,071,895
Chicago
(Insured; FGIC)	6.13	7/1/10	1,250,000 [b]	1,379,325
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	4,100,000	4,198,236
Chicago,
Wastewater Transmission
Revenue (Insured; MBIA)	6.00	1/1/10	3,000,000 [b]	3,267,120
Chicago O’Hare International
Airport, General Airport Third
Lien Revenue (Insured; MBIA)	5.25	1/1/26	5,000,000	5,348,000
Chicago O’Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	8,000,000	8,041,120
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	5,000,000	5,109,850

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Illinois Educational Facilities
Authority, Revenue (University
of Chicago) (Insured; MBIA)	5.13	7/1/08	5,000 [b]	5,209
Illinois Educational Facilities
Authority, Revenue (University
of Chicago) (Insured; MBIA)	5.13	7/1/38	6,995,000	7,223,247
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	4,020,000 [b]	4,423,327
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,730,000 [b]	8,452,910
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	4,970,000 [b]	5,534,940
Lombard Public Facilities Corp.,
Conference Center and First
Tier Hotel Revenue	7.13	1/1/36	3,500,000	3,724,035
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion) (Insured; MBIA)	5.25	6/15/42	5,325,000	5,608,290
Indiana—2.2%
Franklin Township School Building
Corp., First Mortgage	6.13	7/15/10	6,500,000 [b]	7,219,485
Indiana Housing Finance Authority,
SFMR	5.95	1/1/29	850,000	867,825
Petersburg,
PCR (Indiana Power and Light)	6.38	11/1/29	4,150,000	4,411,948
Kansas—4.6%
Kansas Development Finance
Authority, Revenue (Board of
Regents-Scientific Resource)
(Insured; AMBAC)	5.00	10/1/21	5,290,000	5,592,006
Kansas Development Finance
Authortiy, Health Facility
Revenue (Sisters of Charity)	6.25	12/1/28	3,000,000	3,262,050

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kansas (continued)
Sedgwick and Shawnee Counties,
SFMR (Mortgage Backed
Securities Project)
(Collateralized: FNMA and GNMA)	6.30	12/1/32	5,945,000	6,102,721
Wichita,
HR (Christian Health System Inc.)	6.25	11/15/24	10,000,000	10,682,400
Kentucky—1.0%
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.25	11/20/25	2,370,000	2,522,107
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.38	11/20/35	1,805,000	1,926,206
Three Forks Public Properties
Corp., First Mortgage Revenue
(Regional Detention Facility
Project)	5.50	12/1/20	1,000,000	996,430
Louisiana—.5%
Louisiana Public Facilities
Authority, Revenue (Pennington
Medical Foundation Project)	5.00	7/1/31	1,500,000	1,516,080
Saint James Parish,
SWDR (Freeport-McMoran
Partnership)	7.70	10/1/22	1,405,000	1,406,503
Maine—.5%
Maine Housing Authority,
Mortgage Purchase	5.30	11/15/23	2,825,000	2,936,870
Maryland—2.0%
Maryland Economic Development
Corp., Senior Student Housing
Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,500,000	4,346,460

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Economic Development
Corp., Student Housing Revenue
(University of Maryland,
College Park Project)	6.50	6/1/13	3,000,000 [b]	3,462,120
Maryland Economic Development
Corp., Student Housing Revenue
(University of Maryland,
College Park Project)
(Insured; CIFG)	5.00	6/1/33	3,500,000 [e]	3,631,180
Massachusetts—2.5%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments)	9.00	12/15/15	1,900,000	2,296,207
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.75	7/1/32	5,000,000	5,397,900
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	6,000,000	6,268,740
Michigan—6.2%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000	2,610,057
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	5,930,000	6,363,424
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	3,000,000	3,261,060
Michigan Hospital Finance
Authority, HR (Ascension
Health Credit)	6.13	11/15/09	5,000,000 [b]	5,447,500
Michigan Strategic Fund,
LOR (Detroit Edison Co. Exempt
Facilities Project) (Insured;
XLCA)	5.25	12/15/32	3,000,000	3,125,430
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	14,530,000	14,346,777

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minnesota—3.5%
Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke’s Hospital)	7.25	6/15/32	5,000,000	5,366,750
Saint Paul Housing and
Redevelopement Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/25	2,000,000	2,169,440
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	2,000,000	2,147,200
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	3,000,000 [b]	3,319,170
United Hospital District of Todd,
Morrison, Cass and Wadena
Counties, GO, Health
Care Facilities Revenue
(Lakewood Health System)	5.13	12/1/24	1,500,000	1,544,325
Winona,
Health Care Facilities Revenue
(Winona Health)	6.00	7/1/26	5,000,000	5,304,700
Mississippi—3.4%
Clairborne County,
PCR (System Energy Resources,
Inc.)	6.20	2/1/26	4,545,000	4,589,677
Mississippi Business Finance
Corp., PCR (System Energy
Resource Inc. Project)	5.88	4/1/22	14,310,000	14,453,100
Missouri—2.9%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,000,000	2,060,780
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.50	12/1/32	4,500,000	4,652,955

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Missouri (continued)
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000	2,041,480
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony’s Medical Center)	6.25	12/1/10	6,750,000 [b]	7,508,835
Montana—.3%
Montana Board of Housing,
SFMR	6.45	6/1/29	1,490,000	1,496,079
Nevada—2.9%
Clark County,
IDR (Nevada Power Co. Project)	5.60	10/1/30	3,000,000	2,984,970
Washoe County
(Reno-Sparks Convention
Center) (Insured; FSA)	6.40	1/1/10	12,000,000 [b]	13,126,080
New Hampshire—2.6%
New Hampshire Business Finance
Authority, PCR (Public Service
Co. of New Hampshire)
(Insured; AMBAC)	6.00	5/1/21	7,000,000	7,426,860
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	6.00	10/1/24	1,000,000	1,102,530
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	5.75	10/1/31	1,000,000	1,060,610
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light)	5.90	11/1/16	5,000,000	5,150,500
New Jersey—5.3%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/34	2,500,000	2,623,875

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Health Facilities
Financing Authority, Revenue
(Christian Health Care Center)	8.75	7/1/06	12,745,000 [b]	13,143,026
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
AMBAC)	5.00	1/1/35	4,500,000	4,636,035
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/41	8,320,000	9,480,390
New Mexico—1.5%
Farmington,
PCR (Public Service Company of
New Mexico San Juan and Four
Corners Project)	4.88	4/1/33	2,500,000 [e]	2,500,000
Farmington,
PCR (Tucson Electric Power Co.
San Juan)	6.95	10/1/20	4,000,000	4,161,760
New Mexico Mortgage Finance
Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	7.00	9/1/31	1,985,000	2,010,368
New York—6.6%
Long Island Power Authority,
Electric System Revenue	6.28	12/1/16	10,000,000 [c,d]	10,837,800
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	3,000,000	3,159,450
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	2,800,000	3,160,500
New York Liberty Development
Corp., Revenue (Goldman Sachs
Headquarters Issue)	5.25	10/1/35	5,000,000	5,508,900
Tobacco Settlement Financing Corp.
of New York	5.50	6/1/20	3,500,000	3,784,480

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Tobacco Settlement Financing Corp.
of New York (Insured; AMBAC)	5.25	6/1/21	5,000,000	5,320,100
Triborough Bridge and Tunnel
Authority, Revenue	5.25	11/15/30	5,220,000	5,502,715
North Carolina—.6%
Gaston County Industrial
Facilities and Pollution
Control Financing Authority,
Exempt Facilities Revenue
(National Gypsum Co. Project)	5.75	8/1/35	3,000,000	3,146,850
North Dakota—.2%
North Dakota Housing Finance
Agency, Home Mortgage Revenue
(Housing Finance Program)	6.15	7/1/31	1,090,000	1,095,603
Ohio—6.6%
Canal Winchester Local School
District (Insured; MBIA)	0.00	12/1/29	3,955,000	1,288,302
Canal Winchester Local School
District (Insured; MBIA)	0.00	12/1/31	3,955,000	1,164,747
Cincinnati,
Water Systems Revenue	5.00	12/1/21	3,800,000	3,954,508
Cincinnati School District Board
of Education, GO (Classroom
Facilities Construction and
Improvement) (Insured; FSA)	5.00	12/1/31	2,000,000	2,072,640
Cleveland State University,
General Receipts (Insured;
FGIC)	5.00	6/1/34	5,000,000	5,177,600
Cuyahoga County,
Revenue	6.00	1/1/32	750,000	829,620
Ohio Air Quality Development
Authority, PCR (Cleveland
Electric Illumimating Co. Project)
(Insured; ACA)	6.10	8/1/20	3,000,000	3,110,850

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Ohio Water Development Authority,
PCR (Cleveland Electric
Illuminating Co. Project)
(Insured; ACA)	6.10	8/1/20	4,350,000	4,510,733
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	4,200,000	4,278,036
Trotwood-Madison City School
District, School Improvement
(Insured; FGIC)	5.00	12/1/30	10,495,000	10,833,359
Oklahoma—2.8%
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program)	7.55	9/1/28	1,260,000	1,277,413
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program) (Collateralized: FNMA
and GNMA)	7.55	9/1/27	1,315,000	1,353,332
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/09	5,160,000 [b]	5,526,773
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/29	7,070,000	7,513,148
Oregon—2.5%
Port of Portland,
International Airport Revenue
(Portland International
Airport) (Insured; AMBAC)	5.50	7/1/24	5,000,000	5,260,700
Western Generation Agency,
Cogeneration Project Revenue
(Wauna Cogeneration Project)	7.40	1/1/16	5,750,000	5,813,998

The Fund

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oregon (continued)
Western Generation Agency,
Cogeneration Project Revenue
(Wauna Cogeneration Project)	7.13	1/1/21	2,900,000	2,930,305
Pennsylvania—2.0%
Abington School District
(Insured; FSA)	5.13	10/1/34	4,085,000	4,275,443
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	2,500,000	2,669,850
York County Hospital Authority,
Revenue (Health
Center-Lutheran Social
Services)	6.50	4/1/22	4,250,000	4,285,530
South Carolina—3.0%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/28	5,000	5,449
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	7.57	12/1/28	10,010,000 [c,d]	11,808,997
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	5,000,000	5,350,200
Tennessee—3.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/25	5,000,000	5,850,350
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/33	3,000,000	3,493,290
Memphis Center City Revenue
Finance Corp., Sports Facility
Revenue (Memphis Redbirds)	6.50	9/1/28	10,000,000	9,806,400

18

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas—12.7%
Alliance Airport Authority Inc,
Special Facilities Revenue
(American Airlines, Inc. Project)	7.50	12/1/29	7,500,000	7,360,575
Austin Convention Enterprises
Inc., Convention Center Hotel
Revenue	6.70	1/1/28	4,000,000	4,268,120
Brazos River Authority,
PCR (TXU Energy Co. LLC
Project)	6.75	10/1/38	1,650,000	1,865,226
Dallas-Fort Worth International
Airport, Facility Improvement
Corp. Revenue (American
Airlines Inc.)	6.38	5/1/35	6,630,000	5,855,616
Dallas-Fort Worth International
Airport, Facility Improvement
Corp. Revenue (Bombardier Inc.)	6.15	1/1/16	2,000,000	2,017,280
Harris County Health Facilities
Development Corp., HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	8,500,000 [b]	9,562,755
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines Inc.
Terminal E Project)	6.75	7/1/29	5,125,000	5,198,441
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines Inc.
Terminal E Project)	7.00	7/1/29	3,800,000	3,902,638
Sabine River Authority,
PCR (TXU Electric Co. Project)	6.45	6/1/21	11,300,000	12,088,401
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.75	10/1/21	6,000,000	6,517,140
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	10.27	7/2/24	1,300,000 [c]	1,320,592

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000	7,772,015
Tyler Health Facilities
Development Corp., HR (East
Texas Medical Center Regional
Healthcare System Project)	6.75	11/1/25	3,000,000	3,045,300
Utah—.7%
Carbon County,
SWDR (Sunnyside Cogeneration)	7.10	8/15/23	3,722,000	3,970,183
Vermont—.2%
Vermont Housing Finance Agency,
Single Family Housing
(Insured; FSA)	6.40	11/1/30	1,335,000	1,338,204
Virginia—3.1%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center Expansion
Project)	6.25	6/15/10	10,500,000 [b]	11,615,940
Industrial Development Authority
of Pittsylvania County, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P. Project)	7.65	1/1/10	800,000	853,456
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	5.63	6/1/37	4,750,000	4,883,143
Washington—2.8%
Energy Northwest,
Wind Project Revenue	5.88	1/1/07	3,000,000 [b]	3,137,820
Seattle,
Water System Revenue (Insured;
FGIC)	6.00	7/1/09	10,000,000 [b]	10,797,500
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,662,186

20

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

West Virginia—3.0%
Braxton County,
SWDR
(Weyerhaeuser Co. Project)	6.13	4/1/26	14,000,000	14,491,400
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000	2,467,935
Wisconsin—7.1%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	8.40	6/1/27	6,520,000 [c,d]	7,278,602
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/28	22,995,000	25,750,261
Madison,
IDR (Madison Gas and
Electric Co.)	5.88	10/1/34	2,390,000	2,555,053
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care)	6.40	4/15/33	4,000,000	4,400,160
Wyoming—.8%
Sweetwater County,
SWDR (FMC Corp. Project)	5.60	12/1/35	4,500,000	4,676,670
U.S. Related—1.5%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Revenue Asset-Backed Bonds	0.00	5/15/55	20,000,000	693,000
Guam Housing Corp.,
SFMR
(Collateralized; FHLMC)	5.75	9/1/31	965,000	1,065,775
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	6,000,000 [b]	6,575,400
Total Long-Term Municipal Investments
(cost $790,706,061)				836,804,379

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

			Face Amount
			Covered by
Options—.0%			Contracts ($)	Value ($)

Put Options
June 2006 10 Year Future
May 2006 @ 106
(cost $236,410)			470	264,375

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.8%	Rate (%)	Date	Amount ($)	Value ($)

Alaska—1.0%
Valdez,
Marine Terminal Revenue,
Refunding (Exxon Pipeline
Company Project)	3.00	4/1/06	6,100,000 [f]	6,100,000
Indiana—.4%
Mount Vernon,
Pollution Control and Solid
Waste Disposal Revenue,
Refunding (General Electric
Company Project)	3.11	4/1/06	2,100,000 [f]	2,100,000
Massachusetts—.4%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System)	3.08	4/1/06	2,065,000 [f]	2,065,000
Total Short-Term Municipal Investments
(cost $10,265,000)				10,265,000

Total Investments (cost $801,207,471)			150.5%	847,333,754
Cash and Receivables (Net)			.1%	612,981
Preferred Stock, at redemption value			(50.6%)	(285,000,000)
Net Assets Applicable to Common Shareholders			100.0%	562,946,735

[a] Non-income producing security; interest payment in default.
[b] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[c] Inverse floater security—the interest rate is subject to periodic change periodically.
[d] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $34,670,386 or 6.2% of net assets applicable to Common Shareholders.
[e] Purchased on a delayed delivery basis.
[f] Securities payable on demand.Variable interest rate—subject to periodic change.

22

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%)†

AAA	Aaa		AAA	31.9
AA	Aa		AA	8.7
A	A		A	13.3
BBB	Baa		BBB	24.1
BB	Ba		BB	1.8
B	B		B	3.8
CCC	Caa		CCC	2.5
F1	MIG1/P1		SP1/A1	.9
Not Rated [g]	Not Rated [g]		Not Rated [g]	13.0
				100.0
†	Based on total investments.
[g]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	801,207,471	847,333,754
Interest receivable		14,722,206
Receivable for investment securities sold		6,173,250
Prepaid expenses		55,953
		868,285,163

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		506,512
Payable for investment securities purchased		19,496,114
Dividends payable to Preferred Shareholders		71,474
Cash overdraft due to Custodian		64,329
Administrative service fees		8,742
Accrued expenses		191,257
		20,338,428

Auction Preferred Stock, Series M, T, W, Th and F
par value $.001 per share (11,400 shares
issued and outstanding at $25,000 per share
liquidation preference)—Note 1		285,000,000

Net Assets applicable to Common Shareholders ($)		562,946,735

Composition of Net Assets ($):
Common Stock, par value $.001 per share
(60,588,631 shares issued and outstanding)		60,589
Paid-in capital		571,194,784
Accumulated distributions in excess of investment income—net		(52,717)
Accumulated net realized gain (loss) on investments		(54,382,204)
Accumulated net unrealized appreciation
(depreciation) on investments and options transactions		46,126,283

Net Assets applicable to Common Shareholders ($)		562,946,735

Shares Outstanding
(500 million shares authorized)		60,588,631
Net Asset Value, per share of Common Stock ($)		9.29

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS Six Months Ended March 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	23,562,804
Expenses:
Management fee—Note 3(a)	3,169,046
Commission fee—Note 1	382,035
Custodian fees—Note 3(b)	72,585
Shareholder servicing costs	60,999
Professional fees	38,606
Shareholders’ reports	37,459
Registration fees	26,988
Directors’ fees and expenses—Note 3(c)	23,046
Interest expense—Note 2	992
Miscellaneous	30,463
Total Expenses	3,842,219
Less—reduction in management fee
due to undertaking—Note 3(a)	(422,540)
Net Expenses	3,419,679
Investment Income—Net	20,143,125

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and options transactions	1,384,010
Net unrealized appreciation (depreciation) on investments	(6,572,677)
Net Realized and Unrealized Gain (Loss) on Investments	(5,188,667)
Dividends on Preferred Stock	(4,034,075)
Net Increase in Net Assets Resulting from Operations	10,920,383

See notes to financial statements.
26

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Operations ($):
Investment income—net	20,143,125	39,711,581
Net realized gain (loss) on investments	1,384,010	4,278,800
Net unrealized appreciation
(depreciation) on investments	(6,572,677)	8,461,372
Dividends on Preferred Stock	(4,034,075)	(5,765,999)
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,920,383	46,685,754

Dividends to Shareholders from ($):
Investment income—net	(16,237,755)	(34,656,704)

Capital Stock Transactions ($):
Dividends reinvested	—	—
Total Increase (Decrease) in Net Assets	(5,317,372)	12,029,050

Net Assets ($):
Beginning of Period	568,264,107	556,235,057
End of Period	562,946,735	568,264,107
Undistributed investment income (loss)—net	(52,717)	75,988

Capital Share Transactions (Shares):
Shares issued for dividends reinvested	—	—

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
	March 31, 2006		Year Ended September 30,

	(Unaudited)	2005	2004	2003	2002[a]	2001

Per Share Data ($):
Net asset value,
beginning of period	9.38	9.18	9.14	9.37	9.66	9.38
Investment Operations:
Investment income—net	.33[b]	.66[b]	.63[b]	.71[b]	.81[b]	.82
Net realized and
unrealized gain (loss)
on investments	(.08)	.21	.12	(.15)	(.35)	.18
Dividends on Preferred
Stock from net
investment income	(.07)	(.10)	(.06)	(.07)	(.08)	(.16)
Total from
Investment Operations	.18	.77	.69	.49	.38	.84
Distributions to
Common Shareholders:
Dividends from investment
income—net	(.27)	(.57)	(.65)	(.72)	(.67)	(.56)
Net asset value, end of period	9.29	9.38	9.18	9.14	9.37	9.66
Market value, end of period	8.88	8.87	8.86	9.38	10.11	9.69

Total Return (%) [c]	2.11[d]	6.87	1.55	.33	11.89	20.22

28

Six Months Ended
March 31, 2006			Year Ended September 30,

	(Unaudited)	2005	2004	2003	2002[a]	2001

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets
applicable to Common Stock [e]	1.37[f]	1.37	1.38	1.40	1.38	1.39
Ratio of net expense
to average net assets
applicable to Common Stock [e]	1.22[f]	1.23	1.38	1.40	1.38	1.39
Ratio of net investment
income to average
net assets applicable
to Common Stock [e]	7.18[f]	7.03	6.97	7.86	8.61	8.49
Ratio of total expenses to
total average net assets [e]	.91[f]	.91	.91	.92	.91	.92
Ratio of net expenses to total
average net assets [e]	.81[f]	.82	.91	.92	.91	.92
Ratio of net investment income
to total average net assets [e]	4.77[f]	4.67	4.59	5.15	5.69	5.65
Portfolio Turnover Rate	16.40[d]	27.96	27.31	54.79	36.81	10.07
Asset coverage
of Preferred Stock	298	299	295	293	294	299

Net Assets, net
of Preferred Stock,
end of period ($ x 1,000)	562,947	568,264	556,235	549,676	554,757	565,725
Preferred Stock outstanding,
end of period ($ x 1,000)	285,000	285,000	285,000	285,000	285,000	285,000

[a]	As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities on a daily basis.The effect of this change for the period ended September 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 8.58% to 8.61%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Calculated based on market value.
[d]	Not annualized.
[e]	Does not reflect the effect of dividends to Preferred Stockholders.
[f]	Annualized.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipals, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The fund’s Common Stock trades on the New York Stock Exchange under the ticker symbol LEO.

The fund has outstanding 2,280 shares of Series M, Series T, Series W, Series TH and Series F for a total of 11,400 shares of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquida-tion).APS dividend rates are determined pursuant to periodic auctions. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions.The fund also compensates broker-dealers generally at an annual rate of .25% of the purchase price of the shares of APS placed by the broker-dealer in an auction.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund has designated Robin R. Melvin and John E. Zuccotti to represent holders of APS on the fund’s Board of Directors.

30

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders of Common Stock (“Common Shareholders(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If the net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, The Bank of New York will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

32

On March 29, 2006, the Board of Directors declared a cash dividend of $.042 per share from investment income-net, payable on April 27, 2006 to Common Shareholders of record as of the close of business on April 12, 2006.

(d) Dividends to shareholders of APS: For APS, dividends are currently reset every 7 days.The dividend rates in effect at March 31, 2006 were as follows: Series M-2.85%, Series T-2.80%, Series W-3.15%, Series TH-3.15% and Series F-2.95% .

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $55,829,368 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2005. If not applied, $7,920,020 of the carryover expires in fiscal 2009, $76,128 expires in fiscal 2010, $20,575,114 expires in fiscal 2011 and $27,258,106 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2005 were as follows: tax exempt income $40,422,703. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average daily amount of borrowings outstanding under the line of credit during the period ended March 31, 2006 was approximately $22,400, with a related weighted average annualized interest rate of 5.45% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average weekly net assets, inclusive of the outstanding auction preferred stock, and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the fund’s aggregate expenses, exclusive of taxes, interest on borrowings, brokerage and extraordinary expenses, in any full fiscal year exceed the lesser of (1) the expense limitation of any state having jurisdiction over the fund or (2) 2% of the first $10 million, 1 1/2% of the next $20 million and 1% of the excess over $30 million of the average value of the fund’s net assets. The fund has currently undertaken for the period from October 1, 2005 through October 31, 2006, to waive receipt of a portion of the fund’s management fee, in the amount of .10 of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding). The reduction in management fee, pursuant to the undertaking, amounted to $422,540 during the period ended March 31, 2006.

(b) The fund compensates Mellon Trust of New England, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services to the fund. During the period ended March 31, 2006, $72,585 was charged pursuant to the custody agreement.

34

During the period ended March 31, 2006, the fund was charged $1,910 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $540,767, custodian fees $35,937, and chief compliance officer fees $1,910, which are offset against an expense reimbursement currently in effect in the amount of $72,102.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2006, amounted to $141,170,945 and $136,973,295, respectively.

At March 31, 2006, accumulated net unrealized appreciation on investments was $46,126,283, consisting of $48,221,897 gross unrealized appreciation and $2,095,614 gross unrealized depreciation.

At March 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Directors held on November 14, 2005, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives noted the fund’s closed-end structure, the relationships the Manager has with various intermediaries, the different needs of each intermediary, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to fund shareholders.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Investment Advisory and Administration Fees, and Expense Ratio. The Board members reviewed the fund’s performance, management fee, and expense ratio (with and without the effect of the fund’s leveraged structure) and placed significant emphasis on a comparison to a group of comparable funds, and to Lipper category averages.The group of comparable funds previously was approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category (“General Municipal Debt Funds - Closed End (Leveraged)”) as

36

the fund.The Board members discussed the results of the comparisons for various periods ended September 30, 2005. The Board members noted the fund’s yield performance (with one exception) was higher than the Lipper category averages and comparison group averages for the 1-year, 3-year, 5-year, and 10-year periods on both a net asset value and market price basis (the one exception being the 1-year yield performance relative to the comparison group average on a net asset value basis). The Board members also noted the fund’s total return performance, on a net asset value basis, was higher than the Lipper category averages and comparison group averages for the 1-year and 3-year periods, but was lower than the Lipper category averages and comparison group averages for the 5-year and 10-year periods, and further noted that the total return performance was lower than the Lipper category averages and Comparison Group averages for the 1-year, 3-year, 5-year, and 10-year periods on a market price basis.The Board members noted the fund’s closed-end structure and investment objective of seeking maximum current income, and placed emphasis on that factor in reviewing the fund’s relative performance results. In addition, the reduction in the fund’s monthly dividend payout during the prior year had impacted the fund’s market price performance.

The Board members also discussed the fund’s management fee and expense ratio compared with the management fees and expense ratios for the funds in the comparison group, noting that the fund’s management fee (after the fee waiver and based on net assets solely attributable to common stock after leverage) was higher than the management fees for a majority of the comparison group funds and that the fund’s expense ratio (after the fee waiver and based on net assets solely attributable to common stock after leverage) was higher than the comparison group average and Lipper category average.The Board also noted the undertaking in effect by the Manager over the past year to waive receipt of .10% of the fund’s management fee, that the waiver had the effect of moving the fund’s total expense ratio closer to the comparison group and Lipper category averages, and management’s commitment to continue such waiver through October 31, 2006.

The Fund 37

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E

F U N D ’ S I N V E S T M E N T A DV I S O RY A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by investment companies managed by the Manager or its affiliates with similar investment objectives, policies, and strategies, and in the same Lipper category, as the fund (the “Similar Funds”). It was noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund. The Board members noted that the fund’s management fee was the same as for one Similar Fund, and was slightly higher than the management fee for the other Similar Fund. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund. It was noted that economies of scale also could be appropriately realized through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

38

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services. It was noted that a discussion of economies of scale should be predicated on increasing assets and that, because the fund is a closed-end fund, without daily inflows and outflows of capital, there were not at this time significant economies of scale to be realized by the Manager in managing the fund’s assets. The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided. The Board also noted the Manager’s waiver of receipt of a certain portion of the management fee over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board members made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the management fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, particularly considering the Manager’s undertaking to waive receipt of 0.10% of the fund’s management fee through October 31, 2006, costs of the services

The Fund 39

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E

F U N D ’ S I N V E S T M E N T A DV I S O RY A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

  provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the investment advisory fee rate and administration fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

40

OFFICERS AND DIRECTORS
D re y f u s S t ra t e g i c M u n i c i p a l s ,	I n c .
200 Park Avenue
New York, NY 10166

Directors
Joseph S. DiMartino
David W. Burke
William Hodding Carter, III
Ehud Houminer
Richard C. Leone
Hans C. Mautner
Robin A. Melvin*
John E. Zuccotti*
* Auction Preferred Stock Directors

Officers
President
Stephen E. Canter
Executive Vice Presidents
Stephen Byers
A. Paul Disdier
Vice President
Mark N. Jacobs
Vice President and Secretary
Michael A. Rosenberg
Vice President and Assistant Secretaries
James Bitetto
Joni Lacks Charatan
Joseph	M. Chioffi
Janette	E. Farragher
John B. Hammalian
Robert R. Mullery
Jeff Prusnofsky
Treasurer
James Windels
Assistant Treasurers
Erik D. Naviloff
Robert Robol
Robert Svagna
Gavin	C. Reilly
Chief Compliance Officer
Joseph W. Connolly

Portfolio Managers:
Joseph	P. Darcy
A. Paul	Disdier
Douglas J. Gaylor
Joseph A. Irace
Colleen A. Meehan
W. Michael Petty
Scott Sprauer
Bill Vasiliou
James Welch
Monica S.Wieboldt

Investment Adviser
The Dreyfus Corporation

Custodian
Mellon Trust of
New England, N.A.

Counsel
Stroock & Stroock & Lavan LLP

Transfer Agent,
Dividend Disbursing Agent
and Registrar
The Bank of New York (Common Stock)
Deutsche Bank Trust Company America
(Auction Preferred Stock)

Auction Agent
Deutsche Bank Trust Company America
(Auction Preferred Stock)

Stock Exchange Listing
NYSE Symbol: LEO

Initial SEC Effective Date
9/23/87

The Net Asset Value appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading
“Municipal Bond Funds” every Monday;Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond
Funds” every Monday; NewYork Times, Business section under the heading “Closed-End Bond Funds—National Municipal
Bond Funds” every Sunday.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940,as amended,that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 41

For	More	Information

Dreyfus Strategic Municipals, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Trust of
New England, N.A.
One Boston Place
Boston, MA 02108

Transfer Agent &
Dividend Disbursing Agent
and Registrar
(Common Stock)
The Bank of New York
101 Barclay Street
New York, NY 10286

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and

P:\Edgar Filings\Pending\853 previously 000\NCSRS-853-5-2006\formncsrsemi853.DOC independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 26, 2006

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 26, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 26, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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